Dividends (Tables)	6 Months Ended
Jun. 30, 2018
Dividends
Schedule of dividends

	Half year 2018			Half year 2017
	Pence per share		£m	Pence per share		£m
Dividends relating to reporting period:
First interim ordinary dividend	15.67	p	406	14.50	p	375
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	32.50	p	840	30.57	p	786